OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of other accounts payable and accrued expenses

	December 31, 2022	December 31, 2021
Liabilities in respect of employees, wages and institutions in respect of wages	3,023	4,094
Accrued expenses	4,607	1,653
Liabilities to government institutions due to grants received	161	314
Government departments and agencies	52	169
	7,843	6,230